CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 39,828	$ 19,401
Time deposit	0	25,000
Short-term investments	17,427
Accounts receivable, net of allowance for doubtful receivables of US$1,478 and US$1,507 as of December 31, 2017 and 2018, respectively	65,627	40,798
Rebates receivable	4,067	1,334
Prepaid media costs	19,107	37,784
Other current assets	3,242	3,107
Income tax receivable		3
Total current assets	149,298	127,427
Non-current assets
Deferred tax assets	1,153	850
Property and equipment, net	329	1,165
Long-term investment	503	0
Intangible assets, net	7,247	10,600
Goodwill	48,496	48,496
Other assets	232	284
Total non-current assets	57,960	61,395
Total assets	207,258	188,822
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the Company of US$29 and US$45 as of December 31, 2017 and 2018, respectively)	6,557	3,904
Deferred revenue (including deferred revenue of the consolidated VIE and its subsidiaries without recourse to the Company of US$5,986 and US$1,300 as of December 31, 2017 and 2018, respectively)	27,191	33,037
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the consolidated VIE and its subsidiaries without recourse to the Company of US$804 and US$1,776 as of December 31, 2017 and 2018, respectively)	16,348	16,129
Bank borrowings	9,439	10,486
Convertible notes at fair value	34,837
Income tax payable	2,779	2,123
Total current liabilities	97,151	65,679
Non-current liabilities
Other liabilities	673
Deferred tax liabilities	2,794	3,159
Total non-current liabilities	3,467	3,159
Total liabilities	100,618	68,838
Commitments and contingencies
Equity
Treasury shares (2,123,382 and 1,363,860 shares as of December 31, 2017 and 2018, respectively)	(576)	(2,093)
Additional paid-in capital	293,072	274,294
Statutory reserves	81	81
Accumulated other comprehensive losses	(5,867)	(3,320)
Accumulated deficit	(181,413)	(149,004)
Total iClick Interactive Asia Group Limited shareholders' equity	105,325	119,984
Non-controlling interest	1,315
Total equity	106,640	119,984
Total liabilities and equity	207,258	188,822
Ordinary Shares - Class A
Equity
Ordinary shares	23	21
Ordinary Shares - Class B
Equity
Ordinary shares	$ 5	$ 5